Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 12, 2023
Entity Registrant Name	dei_EntityRegistrantName	Tidal ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001742912
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 12, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 12, 2023
Prospectus Date	rr_ProspectusDate	May 31, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to the Prospectus and Summary Prospectus, each dated May 31, 2023, as supplemented
Residential REIT ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Heading]	rr_RiskHeading	Effective immediately, the sections titled “Principal Risks of Investing in the Fund” within the summary prospectus and statutory prospectus are hereby revised to include the following:
Residential REIT ETF | Sub-Adviser – Potential Conflicts of Interest Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sub-Adviser – Potential Conflicts of Interest Risk. A principal and the controlling owner of the Sub-Adviser (the “Principal”) may, from time to time, buy and sell real estate to or from one or more publicly-traded REITs (“Target REITs”). The Target REITs may be holdings, or potential holdings, of the Fund. Any of these Principal-Target REIT transactions would be conducted through a separate entity controlled by the Principal, not directly by the Sub-Adviser or the Fund. The Principal does not have access to confidential information about the Sub-Adviser’s investment decisions for the Fund, does not participate in making investment recommendations for the Sub-Adviser or the Fund, and does not have access to those recommendations. To avoid potential conflicts of interest arising from any Principal-Target REIT transactions, the Sub-Adviser has established a policy to ensure that the Fund’s portfolio manager for the Sub-Adviser does not receive sensitive, non-public information about the investment activities of the Principal. The policy also prevents the Principal from accessing non-public information about the investment activities of the Sub-Adviser.

Residential REIT ETF | Residential REIT ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HAUS